Schedule of Investments (unaudited) June 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	11	$982
Lockheed Martin Corp.	115	41,966
Northrop Grumman Corp.	116	35,663
Teledyne Technologies Inc.(a)	1	311

		78,922

Agricultural & Farm Machinery — 0.1%
AGCO Corp.	98	5,435
Toro Co. (The)	41	2,720

		8,155

Air Freight & Logistics — 0.9%
Expeditors International of Washington Inc.	342	26,006
United Parcel Service Inc., Class B	246	27,350

		53,356

Airlines — 0.5%
Copa Holdings SA, Class A, NVS	47	2,377
Delta Air Lines Inc.	324	9,088
United Airlines Holdings Inc.(a)(b)	466	16,128

		27,593

Alternative Carriers — 0.1%
CenturyLink Inc.	571	5,727

Apparel Retail — 0.4%
Burlington Stores Inc.(a)	74	14,573
Foot Locker Inc.	120	3,499
Gap Inc. (The)	271	3,420

		21,492

Apparel, Accessories & Luxury Goods — 1.6%
Carter’s Inc.	13	1,049
Columbia Sportswear Co.	542	43,674
Lululemon Athletica Inc.(a)	54	16,849
Ralph Lauren Corp.	379	27,485
VF Corp.	6	366

		89,423

Application Software — 6.6%
Adobe Inc.(a)	38	16,542
Alteryx Inc., Class A(a)	118	19,385
Anaplan Inc.(a)	130	5,890
Aspen Technology Inc.(a)	561	58,125
Atlassian Corp. PLC, Class A(a)	118	21,272
Avalara Inc.(a)	33	4,392
Bill.Com Holdings Inc.(a)	66	5,954
Cadence Design Systems Inc.(a)	541	51,914
CDK Global Inc.	61	2,527
Citrix Systems Inc.	402	59,460
Dynatrace Inc.(a)	183	7,430
Fair Isaac Corp.(a)	28	11,705
HubSpot Inc.(a)	163	36,569
Intuit Inc.	148	43,836
Manhattan Associates Inc.(a)	270	25,434
Nutanix Inc., Class A(a)	24	569
RingCentral Inc., Class A(a)	27	7,695
Splunk Inc.(a)	2	398

		379,097

Asset Management & Custody Banks — 0.7%
Ameriprise Financial Inc.	68	10,203
Legg Mason Inc.	644	32,039

		42,242

Security	Shares	Value

Automotive Retail — 0.3%
AutoZone Inc.(a)	5	$5,640
O’Reilly Automotive Inc.(a)	22	9,277

		14,917

Biotechnology — 4.1%
AbbVie Inc.	943	92,584
Amgen Inc.	389	91,749
Biogen Inc.(a)	47	12,575
Gilead Sciences Inc.	327	25,159
Vertex Pharmaceuticals Inc.(a)	47	13,645

		235,712

Building Products — 0.7%
Armstrong World Industries Inc.	85	6,626
Lennox International Inc.	87	20,270
Masco Corp.	8	402
Trane Technologies PLC	164	14,593

		41,891

Cable & Satellite — 0.0%
Sirius XM Holdings Inc.	98	575

Communications Equipment — 1.4%
Arista Networks Inc.(a)	9	1,890
Ciena Corp.(a)	92	4,983
Cisco Systems Inc.	371	17,304
F5 Networks Inc.(a)	59	8,229
Motorola Solutions Inc.	262	36,714
Ubiquiti Inc.	70	12,219

		81,339

Computer & Electronics Retail — 0.7%
Best Buy Co. Inc.	472	41,191

Construction Machinery & Heavy Trucks — 1.1%
Allison Transmission Holdings Inc.	1,636	60,172
Oshkosh Corp.	70	5,014

		65,186

Consumer Finance — 1.4%
Ally Financial Inc.	2,479	49,159
Capital One Financial Corp.	5	313
Discover Financial Services	32	1,603
OneMain Holdings Inc.	1,065	26,135
Synchrony Financial	203	4,498

		81,708

Data Processing & Outsourced Services — 1.4%
Euronet Worldwide Inc.(a)	60	5,749
Mastercard Inc., Class A	177	52,339
PayPal Holdings Inc.(a)	38	6,621
Visa Inc., Class A	73	14,101
Western Union Co. (The)	38	822

		79,632

Department Stores — 0.3%
Kohl’s Corp.	511	10,613
Nordstrom Inc.(b)	442	6,847

		17,460

Distillers & Vintners — 0.2%
Brown-Forman Corp., Class A	155	8,923

Distributors — 0.4%
Pool Corp.	81	22,021

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs — 0.4%
VEREIT Inc.	3,166	$20,357

Diversified Support Services — 0.2%
Cintas Corp.	1	267
IAA Inc.(a)	297	11,455

		11,722

Electric Utilities — 1.7%
Entergy Corp.	324	30,395
FirstEnergy Corp.	1,077	41,766
Hawaiian Electric Industries Inc.	54	1,947
Idacorp Inc.	100	8,737
NRG Energy Inc.	459	14,945

		97,790

Electrical Components & Equipment — 0.9%
GrafTech International Ltd.	4,095	32,678
nVent Electric PLC	562	10,526
Rockwell Automation Inc.	44	9,372

		52,576

Electronic Equipment & Instruments — 0.9%
Keysight Technologies Inc.(a)	66	6,651
Zebra Technologies Corp., Class A(a)	166	42,488

		49,139

Electronic Manufacturing Services — 0.3%
Jabil Inc.	555	17,804

Environmental & Facilities Services — 0.1%
Waste Management Inc.	38	4,025

Fertilizers & Agricultural Chemicals — 0.2%
CF Industries Holdings Inc.	15	422
Scotts Miracle-Gro Co. (The)	70	9,413

		9,835

Financial Exchanges & Data — 1.1%
MSCI Inc.	176	58,752
S&P Global Inc.	22	7,249

		66,001

Food Distributors — 0.2%
Sysco Corp.	167	9,128
U.S. Foods Holding Corp.(a)	143	2,820

		11,948

Food Retail — 1.0%
Grocery Outlet Holding Corp.(a)	798	32,558
Kroger Co. (The)	361	12,220
Sprouts Farmers Market Inc.(a)	594	15,201

		59,979

Footwear — 0.1%
Nike Inc., Class B	65	6,373

Gas Utilities — 0.0%
National Fuel Gas Co.	26	1,090

General Merchandise Stores — 0.7%
Target Corp.	318	38,138

Gold — 0.0%
Newmont Corp.	12	741

Health Care Equipment — 1.2%
Abbott Laboratories	237	21,669
Baxter International Inc.	85	7,318

Security	Shares	Value

Health Care Equipment (continued)
IDEXX Laboratories Inc.(a)	108	$35,657
Insulet Corp.(a)	2	389
Stryker Corp.	24	4,325

		69,358

Health Care Facilities — 0.3%
HCA Healthcare Inc.	180	17,471

Health Care Services — 0.7%
Chemed Corp.	79	35,634
CVS Health Corp.	71	4,613

		40,247

Health Care Supplies — 0.2%
Align Technology Inc.(a)	44	12,075

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	51	11,955

Home Improvement Retail — 1.3%
Home Depot Inc. (The)	292	73,149
Lowe’s Companies Inc.	10	1,351

		74,500

Homebuilding — 0.0%
PulteGroup Inc.	23	783

Homefurnishing Retail — 0.3%
Williams-Sonoma Inc.	220	18,042

Hotels, Resorts & Cruise Lines — 0.1%
Wyndham Destinations Inc.	216	6,087

Household Products — 1.9%
Clorox Co. (The)	1	219
Colgate-Palmolive Co.	103	7,546
Kimberly-Clark Corp.	196	27,705
Procter & Gamble Co. (The)	608	72,698

		108,168

Human Resource & Employment Services — 0.1%
Robert Half International Inc.	140	7,396

Hypermarkets & Super Centers — 1.2%
Costco Wholesale Corp.	67	20,315
Walmart Inc.	416	49,829

		70,144

Independent Power Producers & Energy Traders — 0.5%
Vistra Energy Corp.	1,661	30,928

Industrial Machinery — 0.1%
Dover Corp.	3	290
Graco Inc.	106	5,087

		5,377

Integrated Telecommunication Services — 1.5%
Verizon Communications Inc.	1,563	86,168

Interactive Home Entertainment — 1.6%
Activision Blizzard Inc.	474	35,976
Electronic Arts Inc.(a)	195	25,750
Take-Two Interactive Software Inc.(a)	231	32,241

		93,967

Interactive Media & Services — 1.2%
Alphabet Inc., Class A(a)	1	1,418
Alphabet Inc., Class C, NVS(a)	10	14,136

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	151	$34,288
Match Group Inc.(a)(b)	157	16,807

		66,649

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	89	245,535
Booking Holdings Inc.(a)	6	9,554
eBay Inc.	619	32,466
Expedia Group Inc.	34	2,795

		290,350

Internet Services & Infrastructure — 1.2%
GoDaddy Inc., Class A(a)	28	2,053
Okta Inc.(a)	48	9,611
VeriSign Inc.(a)	275	56,879

		68,543

Investment Banking & Brokerage — 2.5%
E*TRADE Financial Corp.	7	348
Evercore Inc., Class A	1,191	70,174
Lazard Ltd., Class A	1,142	32,695
LPL Financial Holdings Inc.	77	6,037
Morgan Stanley	661	31,926

		141,180

IT Consulting & Other Services — 1.3%
Booz Allen Hamilton Holding Corp.	890	69,233
CACI International Inc., Class A(a)	29	6,290

		75,523

Leisure Facilities — 0.3%
Planet Fitness Inc., Class A(a)	334	20,230

Leisure Products — 0.2%
Hasbro Inc.	164	12,292

Life & Health Insurance — 1.7%
Aflac Inc.	686	24,717
Athene Holding Ltd., Class A(a)	614	19,151
Brighthouse Financial Inc.(a)	686	19,084
Globe Life Inc.	38	2,821
Primerica Inc.	132	15,391
Principal Financial Group Inc.	238	9,886
Unum Group	473	7,847

		98,897

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	86	7,600
Mettler-Toledo International Inc.(a)	28	22,555
Thermo Fisher Scientific Inc.	89	32,248

		62,403

Managed Health Care — 0.3%
Molina Healthcare Inc.(a)	10	1,780
UnitedHealth Group Inc.	52	15,337

		17,117

Metal & Glass Containers — 0.1%
Silgan Holdings Inc.	192	6,219

Movies & Entertainment — 0.1%
Liberty Media Corp.-Liberty Formula One, Class A(a)	143	4,173

Multi-line Insurance — 0.6%
American Financial Group Inc./OH	494	31,349
Hartford Financial Services Group Inc. (The)	15	579

		31,928

Security	Shares	Value

Multi-Utilities — 0.4%
Ameren Corp.	289	$20,334
Consolidated Edison Inc.	6	432

		20,766

Office REITs — 0.7%
Equity Commonwealth	1,315	42,343

Oil & Gas Exploration & Production — 1.3%
Cabot Oil & Gas Corp.	383	6,580
ConocoPhillips	800	33,616
Devon Energy Corp.	1,600	18,144
Marathon Oil Corp.	2,727	16,689

		75,029

Oil & Gas Refining & Marketing — 0.1%
Phillips 66	50	3,595

Other Diversified Financial Services — 0.4%
Equitable Holdings Inc.	801	15,451
Voya Financial Inc.	212	9,890

		25,341

Packaged Foods & Meats — 0.4%
Campbell Soup Co.	33	1,638
Flowers Foods Inc.	168	3,756
Hershey Co. (The)	3	389
Mondelez International Inc., Class A	304	15,544

		21,327

Paper Packaging — 0.6%
Avery Dennison Corp.	300	34,227

Personal Products — 1.3%
Estee Lauder Companies Inc. (The), Class A	233	43,962
Herbalife Nutrition Ltd.(a)	464	20,871
Nu Skin Enterprises Inc., Class A	191	7,302

		72,135

Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	1,042	61,270
Eli Lilly & Co.	497	81,597
Johnson & Johnson	732	102,941
Merck & Co. Inc.	1,369	105,865
Pfizer Inc.	772	25,244
Zoetis Inc.	147	20,145

		397,062

Property & Casualty Insurance — 1.7%
Allstate Corp. (The)	238	23,084
Assured Guaranty Ltd.	902	22,018
CNA Financial Corp.	63	2,025
Erie Indemnity Co., Class A, NVS	10	1,919
Hanover Insurance Group Inc. (The)	3	304
Loews Corp.	216	7,407
Mercury General Corp.	198	8,068
Progressive Corp. (The)	39	3,124
White Mountains Insurance Group Ltd.	32	28,415

		96,364

Publishing — 0.0%
News Corp., Class B	95	1,135

Regional Banks — 0.6%
Citizens Financial Group Inc.	162	4,089
Popular Inc.	795	29,550

		33,639

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Restaurants — 2.5%
Domino’s Pizza Inc.	69	$25,491
Dunkin’ Brands Group Inc.	81	5,284
McDonald’s Corp.	155	28,593
Starbucks Corp.	528	38,855
Wendy’s Co. (The)	26	566
Yum China Holdings Inc.	269	12,931
Yum! Brands Inc.	370	32,157

		143,877

Retail REITs — 0.8%
Brixmor Property Group Inc.	789	10,115
Brookfield Property REIT Inc., Class A	3,592	35,776
Kimco Realty Corp.	206	2,645

		48,536

Security & Alarm Services — 0.0%
ADT Inc.	275	2,195

Semiconductor Equipment — 1.9%
Applied Materials Inc.	79	4,775
KLA Corp.	128	24,893
Lam Research Corp.	86	27,818
Teradyne Inc.	588	49,692

		107,178

Semiconductors — 3.3%
Broadcom Inc.	75	23,671
Intel Corp.	919	54,984
Maxim Integrated Products Inc.	176	10,667
NVIDIA Corp.	41	15,576
Qorvo Inc.(a)	58	6,411
Qualcomm Inc.	185	16,874
Texas Instruments Inc.	445	56,502
Universal Display Corp.	15	2,244

		186,929

Soft Drinks — 0.5%
PepsiCo Inc.	238	31,478

Specialized Consumer Services — 0.3%
H&R Block Inc.	1,073	15,322

Steel — 0.3%
Reliance Steel & Aluminum Co.	183	17,372

Systems Software — 9.2%
Fortinet Inc.(a)	317	43,515
Microsoft Corp.	2,098	426,964
Oracle Corp.	288	15,918
Palo Alto Networks Inc.(a)	50	11,483
ServiceNow Inc.(a)	13	5,266

Security	Shares	Value

Systems Software (continued)
Zscaler Inc.(a)	226	$24,747

		527,893

Technology Distributors — 0.6%
CDW Corp./DE	275	31,950

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	745	271,776
Hewlett Packard Enterprise Co.	3,424	33,315
HP Inc.	805	14,031
NetApp Inc.	169	7,499
Xerox Holdings Corp.(a)	879	13,440

		340,061

Tobacco — 0.5%
Altria Group Inc.	56	2,198
Philip Morris International Inc.	386	27,043

		29,241

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	29	9,111

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	1,136	22,584
U.S. Cellular Corp.(a)	107	3,303

		25,887

Total Common Stocks — 99.8% (Cost: $5,287,834)		5,732,243

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	8,589	8,601

Total Short -Term Investments — 0.1% (Cost: $8,600)		8,601

Total Investments in Securities — 99.9% (Cost: $5,296,434)		5,740,844

Other Assets, Less Liabilities — 0.1%		3,437

Net Assets — 100.0%		$5,744,281

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Blend Style ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/14/20	(a)	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		8,589	8,589	$8,601	$—	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		—	—	—	3	—		—

					$8,601	$3	$—		$—

(a)	The Fund commenced operations on April 14, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$3,158	$223	(b)	$3,382	0.1%

			$3,158	$223		$3,382

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $(1) of net dividends and financing fees.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Health Care Providers & Services
Molina Healthcare Inc. (a)	19	$3,382	100.0%

Net Value of Reference Entity — Goldman Sachs & Co.		$3,382

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,732,243	$—	$—	$5,732,243
Money Market Funds	8,601	—	—	8,601

	$5,740,844	$—	$—	$5,740,844

Derivative financial instruments(a)
Assets
Swaps	$—	$223	$—	$223

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6